Note 15 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Earnings per share [text block]
	201 7 Number	2016 Number	2015 Number
Weighted average number of common shares used as the denominator in calculating basic earnings per share	35,529,192	33,987,383	26,288,889
Adjustments for calculation of diluted earnings per share:
Options	-	814,609	1,521,831
Warrants	-	149,701	1,273,020
Weighted average number of common shares and potential common shares used as the denominator in calculating diluted earnings per share	35,529,192	34,951,693	29,083,740
Basic earnings (loss) per share	$(0.18)	$0.00	$0.10
Diluted earnings (loss) per share	$(0.18)	$0.00	$0.09